Shareholder's Equity - Progression of the components of accumulated other comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance		$ 557
Other comprehensive income (loss), net of tax		(436)	$ 192	$ 74
Cumulative effect of accounting change			3
AOCI ending balance		31	557
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, Pretax		(561)	299	117
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, tax		118	(105)	(41)
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, net of tax		(443)	194	76
Reclassification from accumulated other comprehensive income, pretax	[1]	6	3	9
Reclassification from accumulated other comprehensive income, tax	[1]	(1)	(1)	(3)
Reclassification from accumulated other comprehensive income, net of tax		5	2	6
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax		(555)	302	126
Other comprehensive income (loss), tax		117	(106)	(44)
Other comprehensive income (loss), net of tax		(438)	196	82
Accumulated Net Investment Gain (Loss) Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance	[2]	570	273	191
Cumulative effect of accounting change	[3]				$ (90)
Impact of the U.S. corporate tax rate change on AOCI	[3]		101	0
AOCI ending balance	[2]	42	570	273
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax		2	(6)	(12)
Other comprehensive income (loss), tax		0	2	4
Other comprehensive income (loss), net of tax		2	(4)	(8)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance		(13)	(7)	1
Cumulative effect of accounting change	[3]				0
Impact of the U.S. corporate tax rate change on AOCI	[3]		(2)	0
AOCI ending balance		(11)	(13)	(7)
AOCI Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax		(553)	296	114
Other comprehensive income (loss), tax		117	(104)	(40)
Other comprehensive income (loss), net of tax		(436)	192	74
AOCI Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance		557	266	192
Other comprehensive income (loss), net of tax		(436)	192	74
Cumulative effect of accounting change			(90)		$ (90)	[3]
Impact of the U.S. corporate tax rate change on AOCI	[3]		99	0
AOCI ending balance		$ 31	$ 557	$ 266

[1]	The reclassification adjustment out of net unrealized gains on securities affected the following lines in GALIC’s Statement of Earnings: OCI component Affected line in the statement of earnings Pretax Realized gains (losses) on securities Tax Provision for income taxes
[2]	Includes net unrealized gains of $33 million, $42 million and $34 million at December 31, 2018, 2017 and 2016, respectively, related to securities for which only the credit portion of an other-than-temporary impairment has been recorded in earnings.
[3]	On January 1, 2018, GALIC adopted new guidance that requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in net earnings. At the date of adoption, the $90 million net unrealized gain on equity securities classified as available for sale (with unrealized holding gains and losses reported in AOCI) under the prior guidance was reclassified from AOCI to retained earnings as the cumulative effect of an accounting change. Other also includes the December 2017 reclassification of $99 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings (see Note A — “Accounting Policies — Income Taxes”).